UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX November 1, 2007
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   58
Form 13F Information Table Value Total:   $893473

List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      common           00206R102      258     6105 SH       SOLE                     6105              6105
Altria Group                   common           02209S103     4290    61704 SH       SOLE                    61704             61704
American Express Co.           common           025816109      683    11500 SH       SOLE                    11500             11500
American Int'l. Group          common           026874107     8267   122200 SH       SOLE                   122200            122200
Americredit Corp.              common           03060R101    64044  3643000 SH       SOLE                  3643000           3643000
Anheuser Busch Co.             common           035229103    13436   268765 SH       SOLE                   268765            268765
Bank of America                common           060505104      493     9800 SH       SOLE                     9800              9800
Berkshire Hath Cl. A           common           084670108    19791      167 SH       SOLE                      167               167
Berkshire Hath Cl. B           common           084670207     3019      764 SH       SOLE                      764               764
Citigroup Inc.                 common           172967101     1056    22628 SH       SOLE                    22628             22628
Clorox                         common           189054109    31632   518646 SH       SOLE                   518646            518646
Coca-Cola Co.                  common           191216100   126428  2199900 SH       SOLE                  2199900           2199900
Colgate Palmolive              common           194162103     7667   107500 SH       SOLE                   107500            107500
ConocoPhillips                 common           20825C104     4669    53200 SH       SOLE                    53200             53200
Covidien Ltd.                  common           G2552X108    14618   352237 SH       SOLE                   352237            352237
Ebay Inc.                      common           278642103    41416  1061400 SH       SOLE                  1061400           1061400
Equifax Inc.                   common           294429105     2371    62200 SH       SOLE                    62200             62200
Exxon Mobil Corp.              common           30231G102     1481    16000 SH       SOLE                    16000             16000
Federal Home Loan              common           313400301    13583   230178 SH       SOLE                   230178            230178
Federal Nat'l Mtg.             common           313586109     3042    50030 SH       SOLE                    50030             50030
Furniture Brands Int'l         common           360921100     9375   924600 SH       SOLE                   924600            924600
Gannett Company                common           364730101      632    14460 SH       SOLE                    14460             14460
General Electric Co.           common           369604103     1403    33900 SH       SOLE                    33900             33900
H&R Block                      common           093671105     5621   265400 SH       SOLE                   265400            265400
Home Depot                     common           437076102     9028   278300 SH       SOLE                   278300            278300
IMS Health                     common           449934108     2292    74800 SH       SOLE                    74800             74800
Interpublic Group Co.          common           460690100     5554   535058 SH       SOLE                   535058            535058
Johnson & Johnson              common           478160104    26301   400325 SH       SOLE                   400325            400325
Kraft Foods, Inc.              common           50075n104     6373   184680 SH       SOLE                   184680            184680
Lancaster Colony Corp.         common           513847103    52315  1370590 SH       SOLE                  1370590           1370590
Leucadia Nat'l Corp.           common           527288104     6336   131400 SH       SOLE                   131400            131400
Liberty Media Cap. A           common           53071M302     5110    40934 SH       SOLE                    40934             40934
Liberty Media Int. A           common           53071M104    27815  1447938 SH       SOLE                  1447938           1447938
MGIC Investment                common           552848103      970    30025 SH       SOLE                    30025             30025
Markel Corp.                   common           570535104      900     1860 SH       SOLE                     1860              1860
Microsoft Corp.                common           594918104    74399  2525420 SH       SOLE                  2525420           2525420
Penn West Energy Trust         common           707885109     2461    79200 SH       SOLE                    79200             79200
PepsiCo Inc.                   common           713448108    93037  1269950 SH       SOLE                  1269950           1269950
Pfizer Inc.                    common           717081103    30850  1262800 SH       SOLE                  1262800           1262800
Procter & Gamble Co.           common           742718109    43136   613247 SH       SOLE                   613247            613247
Pulte Homes Inc.               common           745867101    13504   992200 SH       SOLE                   992200            992200
Quanta Cap. Holdings           common           G7313F106     6158  2280700 SH       SOLE                  2280700           2280700
Resource America Inc.          common           761195205     4827   305716 SH       SOLE                   305716            305716
TJX Co.                        common           872540109     2337    80400 SH       SOLE                    80400             80400
The Bancorp Inc.               common           05969A105     2456   133071 SH       SOLE                   133071            133071
Torchmark Corp.                common           891027104      767    12300 SH       SOLE                    12300             12300
Tyco Electronics               common           G9144P105     1440    40637 SH       SOLE                    40637             40637
Tyco International             common           G9143X208    10096   227687 SH       SOLE                   227687            227687
U.S. Bancorp                   common           902973304     6149   189038 SH       SOLE                   189038            189038
United Healthcare              common           91324P102      581    12000 SH       SOLE                    12000             12000
United Parcel Service          common           911312106     2561    34106 SH       SOLE                    34106             34106
Verizon Commun.                common           92343V104      200     4528 SH       SOLE                     4528              4528
Viacom Inc. Cl. B              common           92553P201    15841   406500 SH       SOLE                   406500            406500
Wal Mart Stores Inc.           common           931142103    24189   554151 SH       SOLE                   554151            554151
Wells Fargo & Co.              common           949746101      516    14500 SH       SOLE                    14500             14500
Wesco Financial Co.            common           950817106     2698     6780 SH       SOLE                     6780              6780
Western Union Co.              common           959802109     3760   179301 SH       SOLE                   179301            179301
Wm. Wrigley Jr. Co.            common           982526105    29237   455200 SH       SOLE                   455200            455200